FORM 13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ];  Amendment Number:


This Amendment (Check only one):  [ ] is a restatement.

					         [X] adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:   YCMNET Advisors, Inc.

Address:        1255 Treat Blvd

                Suite 900

                Walnut Creek, CA  94597

13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood and all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael Yoshikami

Title:  President

Phone:  925-935-2900



Signature, Place and Date of Signing:

Michael Yoshikami   Walnut Creek, CA  February 1, 2011



Report Type (Check only one):

[x]   13F HOLDINGS REPORT.


[ ]   13F NOTICE.


[ ]   13F COMBINATION REPORT.



List of Other Managers Reporting for this Manager:


NONE

13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0


Form 13F Information Table Entry Total:  107


Form 13F Information Table Value Total:  657,422
                                        (thousands)



List of Other Included Managers:


NONE




Name 			 Title    Cusip	    Value	Shares   Disc  Other Voting
of Issuer	       of Class				(x 1000)	   Mgrs
1/100 Berkshire   Common    84990175	918	800	   Sole  None   Sole
Cons Freightways  Common    209232107	1	10000	   Sole  None   Sole
Agilent Tech. Inc Common    00846U101	534	15276	   Sole  None   Sole
Apple Comp. Inc   Common    37833100	7367	18189	   Sole  None   Sole
Abbott Lab        Common    2824100	      11650	207176   Sole  None   Sole
A F L A C Inc     Common    1055102	      11279	260730   Sole  None   Sole
BlackRock	      ETF	    464287226	5339	48425	   Sole  None   Sole
Amazon Com Inc    Common    23135106	8926	51563	   Sole  None   Sole
Asante Tech. Inc  Common    43412105	1	11055	   Sole  None   Sole
Baraka Petroleum  Common    Q12957108	1	25000	   Sole  None   Sole
Baxter Intrntnl   Common    71813109	9849	199054   Sole  None   Sole
Vanguard	      ETF	    921937835	7764	92941	   Sole  None   Sole
Berkshire Hathwy  Common    84670702	10428	136674   Sole  None   Sole
Biotime Inc       Common    09066L105	3455	594645   Sole  None   Sole
SPDR BARCLAY TSY  ETF	    78464A334	856	24055	   Sole  None   Sole
Citigroup         Common    172967424	4946	187990   Sole  None   Sole
Caterpillar Inc   Common    149123101	214	2362	   Sole  None   Sole
BlackRock	      ETF	    464288638	827	7718	   Sole  None   Sole
BlackRock	      ETF	    464288356	392	3537	   Sole  None   Sole
Conocophillips    Common    20825C104	243	3334	   Sole  None   Sole
Costco Companies  Common    22160K105	13486	161858   Sole  None   Sole
Cisco Systems Inc Common    17275R102	906	50133	   Sole  None   Sole
BlackRock	      ETF	    464288646	29253	280894   Sole  None   Sole
C S X Corp        Common    126408103	314	14916	   Sole  None   Sole
Coventry Health   Common    222862104	1382	45495	   Sole  None   Sole
Chevron Corp.     Common    166764100	17518	164646   Sole  None   Sole
Disney (Walt) Co. Common    254687106	11275	300657   Sole  None   Sole
Ipath Commodity   ETF	    06738C778	19846	469970   Sole  None   Sole
D T E Energy Co.  Common    233331107	260	4776	   Sole  None   Sole
BlackRock	      ETF	    464287168	469	8728	   Sole  None   Sole
BlackRock	      ETF	    464287234	18588	490071   Sole  None   Sole
BlackRock	      ETF	    464287465	1934	39057	   Sole  None   Sole
BlackRock	      ETF	    464288216	15093	523336   Sole  None   Sole
Evolution Ptrlm   Common    30049A107	81	10000	   Sole  None   Sole
BlackRock	      ETF	    464286103	11133	519262   Sole  None   Sole
BlackRock         ETF       464286830     5983  446499   Sole  None   Sole
BlackRock         ETF       464286673     8487  783696   Sole  None   Sole
BlackRock         ETF	    464286772	5823	111432   Sole  None   Sole
BlackRock	      ETF	    464286400	9829	171267   Sole  None   Sole
General Electric  Common    369604103	12483	697001   Sole  None   Sole
SPDR Gold TRUST   ETF	    78463V107	44517	292932   Sole  None   Sole
Google Inc Class  Common    38259P508	509	788	   Sole  None   Sole
BlackRock	      ETF	    464288612	207	1856	   Sole  None   Sole
Hewlett-Packard   Common    428236103	2078	80678	   Sole  None   Sole
BlackRock	      ETF	    464288513	1289	14408	   Sole  None   Sole
BlackRock	      ETF	    464285105	206	13499	   Sole  None   Sole
Intl Business     Common    459200101	2596	14118	   Sole  None   Sole
BlackRock	      ETF	    464287697	26723	302575   Sole  None   Sole
BlackRock	      ETF	    464287549	14250	239867   Sole  None   Sole
BlackRock	      ETF	    464287507	20218	230833   Sole  None   Sole
BlackRock	      ETF	    464287705	511	6726	   Sole  None   Sole
BlackRock	      ETF	    464287804	23712	347180   Sole  None   Sole
BlackRock	      ETF	    464287879	353	5058	   Sole  None   Sole
Intel Corp        Common    458140100	4177	172254   Sole  None   Sole
Itv Plc Ord       Common    G4984A110	15	13740	   Sole  None   Sole
BlackRock	      ETF	    464287200	3497	27759	   Sole  None   Sole
BlackRock	      ETF	    464287655	309	4188	   Sole  None   Sole
BlackRock	      ETF	    464287341	1609	42125	   Sole  None   Sole
BlackRock	      ETF	    464287754	1590	24985	   Sole  None   Sole
BlackRock	      ETF	    464287846	537	8526	   Sole  None   Sole
Ipath DJ AIG      ETF       06739H206	11589	216932   Sole  None   Sole
Johnson & Johnson Common    478160104	11692	178287   Sole  None   Sole
BlackRock	      ETF	    464288802	225	4090	   Sole  None   Sole
Loc Based Tech    Common    539573105	37	124100   Sole  None   Sole
Lsi Logic Corp    Common    502161102	71	11850	   Sole  None   Sole
Mastercard Inc    Common    57636Q104	14797	39689	   Sole  None   Sole
Mc Donalds Corp.  Common    580135101	13981	139353   Sole  None   Sole
3m Company        Common    88579Y101	1213	14840	   Sole  None   Sole
Monsanto Co       Common    61166W101	364	5193	   Sole  None   Sole
Microsoft Corp    Common    594918104	359	13817	   Sole  None   Sole
Nvidia Corp       Common    67066G104	180	13000	   Sole  None   Sole
Oracle Systems    Common    68389X105	9764	380648   Sole  None   Sole
Pfizer Incorp.    Common    717081103	1186	54797	   Sole  None   Sole
Procter & Gamble  Common    742718109	484	7262     Sole  None   Sole
Powershares Bybck	ETF	    73935X286	3188	120160   Sole  None   Sole
Philip Morris     Common    718172109	247	3143     Sole  None   Sole
Qualcomm Inc      Common    747525103	13191	241160   Sole  None   Sole
PowerShares QQQ   ETF	    73935A104	365	6543	   Sole  None   Sole
Rydex S&P Equal   ETF	    78355W817	11729	234618   Sole  None   Sole
Schw US Scap Etf  ETF	    808524607	258	7944	   Sole  None   Sole
Schwab U.S. Broad ETF	    808524102	15040	497694   Sole  None   Sole
Schw Emg Mkt Eq   ETF	    808524706	321	14015	   Sole  None   Sole
Schw US Lcap Gro  ETF	    808524300	236	7957	   Sole  None   Sole
Charles Schwab    Common    808513105	547	48613	   Sole  None   Sole
SPDR S&P Dividend ETF	    78464A763	23836	442478   Sole  None   Sole
BlackRock	      ETF	    464288679	3482	31587	   Sole  None   Sole
BlackRock	      ETF	    464287457	326	3861	   Sole  None   Sole
Pimco 1-5 Year US ETF	    72201R205	29249	548447   Sole  None   Sole
BlackRock	      ETF	    464288158	12306	115301   Sole  None   Sole
Stryker Corp      Common    863667101	9444	189980   Sole  None   Sole
AT&T Inc.         Common    00206R102	582	19261	   Sole  None   Sole
Ttc Technology    Common    87304R100	1	10000	   Sole  None   Sole
BlackRock	      ETF	    464287176	24364	208930   Sole  None   Sole
United Sec Bncshr Common    911460103	162	74154	   Sole  None   Sole
Union Pacific     Common    907818108	275	2600	   Sole  None   Sole
Visa              Common    92826C839	249	2457	   Sole  None   Sole
Vanguard      	ETF	    92204A504	1607	26254	   Sole  None   Sole
Vodafone Airtouch Common    92857W209	11974	427188   Sole  None   Sole
Vanguard          ETF	    922908744	10466	199392   Sole  None   Sole
Vanguard          ETF	    922908736	738	11955	   Sole  None   Sole
Vanguard 	      ETF	    922908637	9378	163894   Sole  None   Sole
Verizon Comm      Common    92343V104	217	5403	   Sole  None   Sole
Wal-Mart Stores   Common    931142103	228	3812	   Sole  None   Sole
SPDR S&P Oil Gas  ETF	    78464A748	11757	339213   Sole  None   Sole
Xilinx Inc        Common    983919101	458	14284	   Sole  None   Sole
SPDR Consumer     ETF	    81369Y407	313	8023	   Sole  None   Sole
Exxon Mobil Corp  Common    30231G102	12893	152117   Sole  None   Sole